Operating Segment Information - Schedule of group's revenue from external customers by geographical areas (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 680,477,636	$ 607,263,125	$ 580,006,276
Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	597,097,663	376,324,880	455,955,912
Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	83,379,973	230,938,245	124,050,364
HK [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	581,214,273	234,603,029	139,527,942
HK [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	567,806,733	212,766,711	118,086,900
HK [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	13,407,540	21,836,318	21,441,042
CN [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	95,497,359	355,838,954	392,875,758
CN [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	29,290,930	163,447,101	300,078,498
CN [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	66,206,429	192,391,853	92,797,260
US [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers			33,572,127
US [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers			30,342,514
US [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers			3,229,613
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	3,766,004	16,821,142	14,030,449
Other Countries [Member] | Investment Banking [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		111,068	7,448,000
Other Countries [Member] | Asset Management [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 3,766,004	$ 16,710,074	$ 6,582,449